Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income for the year	$ 61,840	$ 60,938	$ 44,464
Adjustments to net income for the year
Depreciation expense	1,680	2,120	978
Amortization expense	6,007	6,156	6,217
Net loss on sale / disposal of property and equipment		1	120
Net financial investment income	(366)	(890)	(902)
Valuation adjustments to long term investments	91	46	34
Interest expense on lease liabilities	869	918	0
Deferred income tax expense	2,245	(270)	782
Current income tax expense	891	3,783	1,210
Other non-cash effects	(243)	(3,470)	(2,976)
Changes in operating assets and liabilities
Accounts receivable	(22,560)	(17,460)	(3,826)
Projects Advances	4,537	37	(395)
Recoverable taxes	(326)	106	20
Personnel and related taxes	1,144	1,748	(1,522)
Taxes payable and deferred taxes	185	772	502
Payment of income taxes	(1,833)	(2,317)	(1,218)
Other assets and liabilities	(716)	(6,630)	(1,924)
Payment of placement agent fees	(750)	(1,121)	(2,046)
Net cash provided by operating activities	52,695	44,467	39,518
Cash flows from investing activities
Net decrease in short term investments	9,511	20,658	7,135
Decrease (increase) in short-term investment - loan	13,031	(13,031)
Decrease (increase) in long term investments	1,629	3,769	2,089
Acquisition of property and equipment	(163)	(148)	(1,010)
Amount received on sale of property and equipment		1	9
Acquisition of software and computer programs	(497)	(69)	(420)
Amount received due to canceling a software development project		74	3
Net cash provided by investing activities	23,511	11,254	7,806
Cash flows from financing activities
Dividends paid	(64,481)	(46,886)	(38,009)
Payment related to P2 purchase		(5,000)	(10,000)
Lease payments	(893)	(987)
Interest paid on lease liabilities	(865)	(899)
Net cash used in financing activities	(66,239)	(53,772)	(48,009)
Foreign exchange variation on cash and cash equivalents in foreign currencies	(35)	(175)	(293)
Increase/(decrease) in cash and cash equivalents	9,932	1,774	(978)
Cash and cash equivalents at the beginning of the year	4,120	2,346	3,324
Cash and cash equivalents at the end of the year	14,052	4,120	2,346
Increase/(decrease) in cash and cash equivalents	9,932	1,774	$ (978)
Non-cash operating and investing activity
Transfer of long term investment with a corresponding decrease in liability (note 10)		14,761
Accrued placement agent liabilities with a corresponding increase in intangible (note 12)	1,250
Dividends declared (note 25(c))	23,259
Addition of right of use assets (note 11)	$ 137	$ 5,132